Short-term and Long-term Loans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended										12 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 13, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] USD ($)	Dec. 13, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] ZAR	Dec. 31, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] USD ($)	Dec. 31, 2012 R4.5 Billion Facilities [Member] Secured Debt [Member] USD ($)	Dec. 31, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 13, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] Revolving Credit Facility [Member] ZAR	Dec. 31, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] Term Loan Facility [Member] USD ($)	Dec. 31, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] Term Loan Facility [Member] ZAR	Dec. 13, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] Term Loan Facility [Member] ZAR	Dec. 31, 2013 Bridge Loan Facilities [Member]	Nov. 28, 2012 Bridge Loan Facilities [Member] Before Reduction [Member] ZAR	Nov. 28, 2012 Bridge Loan Facilities [Member] After Reduction [Member] ZAR	Dec. 31, 2013 Bridge Loan Facilities [Member] 12 Months after Unbundling [Member]	Dec. 31, 2013 Bridge Loan Facilities [Member] Last 6 Months of Facilities [Member]	Dec. 31, 2013 Bridge Loan Facilities [Member] 7 Months to 12 Months after Unbundling [Member]	Dec. 31, 2013 Bridge Loan Facilities [Member] 13 Months to 18 Months after Unbundling [Member]	Nov. 28, 2012 Bridge Loan Facilities [Member] Revolving Credit Facility [Member] Before Amendment [Member] ZAR	Nov. 28, 2012 Bridge Loan Facilities [Member] Revolving Credit Facility [Member] After Amendment [Member] ZAR	Nov. 28, 2012 Bridge Loan Facilities [Member] Revolving Credit Facility [Member] After Reduction Per Original Terms [Member] ZAR	Nov. 28, 2012 Bridge Loan Facilities [Member] Term Loan Facility [Member] Before Amendment [Member] ZAR	Nov. 28, 2012 Bridge Loan Facilities [Member] Term Loan Facility [Member] After Amendment [Member] ZAR	Nov. 28, 2012 Bridge Loan Facilities [Member] Term Loan Facility [Member] After Reduction Per Original Terms [Member] ZAR	Dec. 31, 2013 Long-Term Credit Facilities [Member] USD ($)	Dec. 31, 2012 Long-Term Credit Facilities [Member] USD ($)	Dec. 15, 2011 Long-Term Credit Facilities [Member] ZAR	Mar. 08, 2010 Long-Term Credit Facilities [Member] ZAR	Dec. 09, 2009 Long-Term Credit Facilities [Member] ZAR	Dec. 31, 2012 Long-Term Credit Facilities [Member] Revolving Credit Facility [Member] CreditFacility	Dec. 31, 2012 Long-Term Credit Facilities [Member] Revolving Credit Facility [Member] Gold Fields Group Companies [Member] USD ($)	Dec. 09, 2009 Long-Term Credit Facilities [Member] R1.0 Billion RCF Maturing on June 30, 2013 [Member]	Dec. 31, 2013 Long-Term Credit Facilities [Member] R1.0 Billion RCF Maturing on June 30, 2013 [Member]	Mar. 08, 2010 Long-Term Credit Facilities [Member] R500.0 Million RCF Maturing on March 10, 2013 [Member]	Dec. 31, 2013 Long-Term Credit Facilities [Member] R500.0 Million RCF Maturing on March 10, 2013 [Member]	Dec. 15, 2011 Long-Term Credit Facilities [Member] R2.0 Billion RCF Maturing on December 19, 2016 [Member]	Dec. 31, 2013 Long-Term Credit Facilities [Member] R2.0 Billion RCF Maturing on December 19, 2016 [Member]
Line of Credit Facility [Line Items]
Loan outstanding	$ 793.8	$ 515.3	$ 55.4	$ 207.4	2,000.0	$ 207.4																				$ 52.1	$ 366.3
Line of credit facility maximum borrowing capacity					4,500				2,500			2,000		6,000	5,000					2,000	3,000	2,500	4,000	3,000	2,500			2,000	500	1,000		1,500
Loan interest description						JIBAR							JIBAR													JIBAR
Variable base rate						5.22%
Interest rate margin								2.85%		2.75%	2.75%					3.00%	3.50%	3.25%	3.75%														3.00%		2.85%		1.95%
Term of loan										3 years	3 years		18 months																					3 years 6 months		3 years		5 years
Repayment of debt, description										The Term Loan will be repaid in equal six-monthly instalments of R250 million ($24.2 million), with the R750 million ($72.5 million) balance due for settlement on final maturity, being December 13, 2016.	The Term Loan will be repaid in equal six-monthly instalments of R250 million ($24.2 million), with the R750 million ($72.5 million) balance due for settlement on final maturity, being December 13, 2016.
Repayment of debt										24.2	250.0
Debt final installment										72.5	750.0
Debt instrument maturity period										Dec. 13, 2016	Dec. 13, 2016		Aug. 18, 2014																					Jun. 30, 2013		Mar. 10, 2013		Dec. 19, 2016
Date of cancellation													Dec. 13, 2013													Feb. 18, 2013					Feb. 15, 2013
Number of credit facilities borrowed																															2
Reclassification of short-term to long-term debt		259
Debt refinance date	February 18, 2012
Long-term loans	$ 144.2	$ 492.5